Related Party Transactions - Additional Information (Details) - USD ($)				5 Months Ended
	Mar. 26, 2021	Mar. 23, 2021	Feb. 04, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Period for completion of business combination from closing of initial public offering		24 months
Related party transaction, description of transaction				The Company’s initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Common stock threshold trading days				20 days
Common stock consecutive trading days				30 days
Minimum holding period for shares after business combination				150 days
Monthly payment to affiliate of sponsor for office space, utilities and secretarial and administrative support		$ 10,000
Monthly fees incurred and paid to affiliate of sponsor				$ 31,935
Amount borrowed under working capital loan				$ 0
Warrants | Private Placement Warrants
Related Party Transaction [Line Items]
Sale of warrants	6,666,667
Warrant price per share	$ 1.00
Proceeds from issuance of warrants	$ 10,000,000
Warrants holding period after completion of business combination				30 days
Class B Common Stock
Related Party Transaction [Line Items]
Sale of Class A Common Stock to Public, net of underwriting discounts and initial classification of warrant liabilities (in Shares)		400,000
Forfeited shares				1,312,500
Class A Common Stock
Related Party Transaction [Line Items]
Common stock issued, price per share				$ 11.50
Sale of warrants				1
Class A Common Stock | Maximum
Related Party Transaction [Line Items]
Common stock issued, price per share				$ 12.00
Sponsor
Related Party Transaction [Line Items]
Percentage of common stock issued and outstanding after initial public offering			20.00%
Amount paid to sponsor for additional expenses paid				$ 1,500,000
Sponsor | Note
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity			$ 300,000
Debt instrument, maturity date			Aug. 03, 2021
Promissory note, related party			$ 0
Sponsor | Warrants
Related Party Transaction [Line Items]
Warrant price per share	$ 1.00			$ 1.50
Additional warrant purchase price	$ 1,050,000
Sponsor | Maximum | Warrants
Related Party Transaction [Line Items]
Additional warrants	700,000
Potential conversion of working capital loan into warrants upon business combination				$ 1,500,000
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Sale of Class A Common Stock to Public, net of underwriting discounts and initial classification of warrant liabilities (in Shares)			10,062,500
Sale of Class A Common Stock to Public, net of underwriting discounts and initial classification of warrant liabilities			$ 25,000
Common stock issued, price per share			$ 0.002
Forfeited shares		400,000
Sponsor | Class B Common Stock | Maximum
Related Party Transaction [Line Items]
Number of shares to be forfeited if overallotment option is not exercised			1,312,500